Summary of Significant Accounting Policies (Policies) - EBP, PR	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting
Basis of Accounting

The financial statements of the Plan are prepared on the accrual basis of accounting.

Some amounts in the financial statements, notes to financial statements and supplemental schedule of the Plan may not add due to rounding.

Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires Plan management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition

Common stock, American Depositary Receipts (ADRs) and New York Registry Shares (NY Reg Shs) are valued at the closing market price on the last business day of the year. Mutual funds are recorded at fair value based on the published net asset value (NAV) per share of the funds as of the last business day of the year, which is derived from the fair value of the underlying investments held by the funds. Common/collective trust funds (CCTs) are stated at redemption value as determined by the trustees of such funds based upon the underlying securities stated at fair value on the last business day of the year. The Plan generally has the ability to redeem its investments at the NAV at the valuation date. There are no significant restrictions, redemption terms or holding periods that would limit the ability of the Plan or the participants to transact at the NAV. The Alliance Bernstein Large Cap Growth Equity Separate Account (Separate Account) primarily holds common stock and CCTs.

See Note 4 for additional information regarding the fair value of the Plan’s investments.

Purchases and sales of securities are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. The net appreciation/(depreciation) in the fair value of investments consists of the realized gains or losses on the sales of investments and the net unrealized appreciation/(depreciation) of investments.

Notes Receivable from Participants	Notes Receivable from Participants Notes receivable from participants, which are subject to various interest rates, are recorded at amortized cost.
Payments of Benefits	Payment of Benefits Benefits are recorded when paid.